UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period:  April 30, 2023

Item 1. Reports to Stockholders.

(a)

Ticker Symbols
	Investor Class	Institutional Class	IS Class
Jackson Square
Large-Cap Growth Fund	JSPJX	JSPIX	DPLGX

Jackson Square
SMID-Cap Growth Fund	JSMVX	JSMTX	DCGTX

Semi-Annual Report
www.jspfunds.com	April 30, 2023

(This Page Intentionally Left Blank.)

Jackson Square Large-Cap Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2023

	1 year	5 years	10 years	Since Inception(1)
IS Class	-1.72%	6.49%	9.32%	7.91%
Institutional Class	-1.75%	6.32%	9.17%	7.80%
Investor Class	-1.96%	6.07%	8.90%	7.52%
Russell 1000® Growth Index(2)	2.34%	13.80%	14.46%	10.04%

(1)
The Jackson Square Large-Cap Growth Fund (the “Fund”) acquired the assets and assumed the liabilities of the Delaware U.S. Growth Fund, a series of Delaware Group Adviser Funds (the “Predecessor Fund”), effective at the close of business on April 16, 2021 (the “Reorganization”), and the Predecessor Fund is the accounting and performance history survivor of the Reorganization. The performance information shown for the Fund’s Investor Class Shares represent the performance of the Predecessor Fund’s Class A shares, performance for the Fund’s Institutional Class Shares represent the performance of the Predecessor Fund’s Institutional Class shares, and performance for the Fund’s IS Class Shares represent the performance of the Predecessor Fund’s Class R6 shares. Prior to April 16, 2021, the Adviser served as sub-adviser to the Predecessor Fund. The IS Class performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. The performance shown for the Investor Class Shares has been adjusted so that it does not reflect the Predecessor Fund’s 5.75% sales charge for its Class A shares, which does not apply to Investor Class shares. Performance shown for the periods prior to the inception of the Institutional Class and IS Class is based on the performance of the Investor Class shares, adjusted for the lower expenses applicable to the Institutional and IS classes. The Investor Class commenced operations on December 3, 1993, the Institutional Class commenced operations on February 3, 1994 and the IS Class commenced operations on May 2, 2016.

(2)
The Russell 1000® Growth Index measures the performance of the large cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an Index.

Jackson Square Large-Cap Growth Fund

The following is expense information for the Large-Cap Growth Fund (the “Fund”) as disclosed in the most recent prospectus dated February 28, 2023: IS Class – Gross Expenses: 0.80%, Net Expenses: 0.64%; Institutional Class – Gross Expenses: 0.90%, Net Expenses: 0.74%; Investor Class – Gross Expenses: 1.15%. Net Expenses 0.99%. Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, including but not limited to litigation expenses and judgments and indemnification expenses) do not exceed 0.64% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. Expenses that were waived prior to April 16, 2021, may not be recouped. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2024. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board of Trustees (the “Board”) or the Adviser.

Jackson Square Large-Cap Growth Fund

Sector Allocation(1) (Unaudited)
As of April 30, 2023
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2023
(% of Net Assets)

Microsoft	12.4%
Mastercard – Class A	7.6%
Visa – Class A	7.1%
Amazon.com	6.8%
CME Group	4.9%
Canadian Pacific Kansas City	4.8%
Boeing	4.7%
Edwards Lifesciences	4.3%
Waste Management	4.2%
Nike – Class B	3.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square SMID-Cap Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2023

	1 year	5 years	10 years	Since Inception(1)
IS Class	-8.72%	2.53%	8.17%	8.94%
Institutional Class	-8.80%	2.46%	8.09%	8.85%
Investor Class	-9.03%	2.18%	7.80%	8.57%
Russell 2500® Growth Index(2)	-0.07%	6.69%	9.87%	8.97%

(1)
The IS Class commenced operations on December 1, 2003, the Institutional Class commenced operations on September 16, 2016 and the Investor Class commenced operations on September 19, 2016. Performance of the Institutional Class and Investor Class prior to inception of each class is based on the performance of the IS Class, adjusted for the higher expenses applicable to each class’s shares.

(2)
The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an Index.

The following is expense information for the SMID-Cap Growth Fund (the “Fund”) as disclosed in the most recent prospectus dated February 28, 2023: IS Class – Gross Expenses: 0.83%; Institutional Class – Gross Expenses: 0.93%; Investor Class – Gross Expenses: 1.18%. Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, including but not limited to litigation expenses and judgments and indemnification expenses) do not

Jackson Square SMID-Cap Growth Fund

exceed 0.87% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2024. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board of Trustees (the “Board”) or the Adviser.

Jackson Square SMID-Cap Growth Fund

Sector Allocation(1) (Unaudited)
As of April 30, 2023
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2023
(% of Net Assets)

New York Times – Class A	8.3%
Westinghouse Air Brake Technologies	6.0%
FMC	5.8%
Charles River Laboratories International	5.4%
Graco	5.4%
Grocery Outlet Holding	5.3%
Wix.com	4.8%
Wyndham Hotels & Resorts	4.4%
Howmet Aerospace	4.1%
Aspen Technology	4.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Funds

Expense Examples (Unaudited)
April 30, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transactions costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, Shareholder Servicing Plan fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 – April 30, 2023).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, In addition, if transactional costs were included, your costs may have been higher.

Large-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2022)	(4/30/2023)	(11/1/2022 to 4/30/2023)
IS Class Actual(2)	$1,000.00	$1,166.40	$3.44
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.62	$3.21

Institutional Class Actual(2)	$1,000.00	$1,166.20	$3.60
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.47	$3.36

Investor Class Actual(2)	$1,000.00	$1,164.70	$4.83
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.33	$4.51

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.64%, 0.67% and 0.90% for the IS Class, Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2023 of 16.64%, 16.62% and 16.47% for the IS Class, Institutional Class and Investor Class, respectively.

Jackson Square Funds

Expense Examples (Unaudited) – Continued
April 30, 2023

SMID-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2022)	(4/30/2023)	(11/1/2022 to 4/30/2023)
IS Class Actual(2)	$1,000.00	$1,065.40	$4.40
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.53	$4.31

Institutional Class Actual(2)	$1,000.00	$1,064.90	$4.86
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.08	$4.76

Investor Class Actual(2)	$1,000.00	$1,063.70	$6.19
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.79	$6.06

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.86%, 0.95% and 1.21% for the IS Class, Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2023 of 6.54%, 6.49% and 6.37% for the IS Class, Institutional Class and Investor Class, respectively.

Jackson Square Large-Cap Growth Fund

Schedule of Investments (Unaudited)
April 30, 2023

Description	Shares	Value
COMMON STOCKS – 99.5%

Consumer Discretionary – 10.7%
Amazon.com*	129,641	$13,670,644
NIKE – Class B	62,238	7,886,799
		21,557,443
Financials – 25.6%#
CME Group	52,942	9,835,035
KKR & Co. – Class A	95,203	5,052,423
Mastercard – Class A	40,521	15,399,196
S&P Global	18,912	6,857,113
Visa – Class A	61,701	14,359,674
		51,503,441
Health Care – 16.2%
Align Technology*	11,117	3,616,360
Danaher	24,662	5,842,674
Edwards Lifesciences*	98,036	8,625,207
Intuitive Surgical*	25,781	7,765,753
Veeva Systems – Class A*	38,511	6,896,550
		32,746,544
Industrials – 18.7%
Boeing*	45,399	9,387,605
Canadian Pacific Kansas City	122,478	9,656,165
Copart*	57,008	4,506,482
Uber Technologies*	189,551	5,885,559
Waste Management	50,356	8,361,614
		37,797,425
Information Technology – 22.9%
Advanced Micro Devices*	59,681	5,333,691
Datadog – Class A*	35,481	2,390,710
Microsoft	81,496	25,040,461
NVIDIA	24,663	6,843,736
ServiceNow*	14,043	6,451,635
		46,060,233
Materials – 5.4%
Corteva	87,314	5,336,632
Linde	15,002	5,542,489
		10,879,121
TOTAL COMMON STOCKS
(Cost $173,453,944)		200,544,207

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2023

Description	Shares	Value
SHORT-TERM INVESTMENT – 0.5%

Money Market Deposit Account – 0.5%
U.S. Bank N.A., 2.96%^
Total Money Market Deposit Account	953,765	$953,765
TOTAL SHORT-TERM INVESTMENT
(Cost $953,765)		953,765
Total Investments – 100.0%
(Cost $174,407,709)		201,497,972
Other Assets and Liabilities, Net – (0.0)%		(56,309)
Total Net Assets – 100.0%		$201,441,663

*	Non-income producing security.
#	As of April 30, 2023, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to the Financial Statements.
^
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Schedule of Investments (Unaudited)
April 30, 2023

Description	Shares	Value
COMMON STOCKS – 97.8%

Communication Services – 12.1%
New York Times – Class A	1,874,245	$74,501,239
Warner Music Group	1,117,898	34,062,352
		108,563,591
Consumer Discretionary – 8.2%
Papa John’s International	227,878	17,042,995
Peloton Interactive*	1,949,886	17,314,988
Wyndham Hotels & Resorts	577,327	39,385,248
		73,743,231
Consumer Staples – 5.3%
Grocery Outlet Holding*	1,608,045	47,887,580

Financials – 7.6%
LendingClub*	2,187,652	15,707,341
LPL Financial Holdings	108,787	22,719,077
MarketAxess Holdings	52,326	16,659,029
Ryan Specialty Holdings*	329,393	13,458,998
		68,544,445
Health Care – 12.1%
Bio-Techne	414,325	33,096,281
Charles River Laboratories International*	254,478	48,381,358
Pacific Biosciences of California*	2,560,132	27,137,399
		108,615,038
Industrials – 25.4%#
Clean Harbors*	196,447	28,516,246
Graco	609,500	48,327,255
Hexcel	353,573	25,485,542
Howmet Aerospace	830,380	36,777,530
SiteOne Landscape Supply*	239,920	35,445,781
Westinghouse Air Brake Technologies	549,930	53,711,663
		228,264,017

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2023

Description	Shares	Value
COMMON STOCKS – 97.8% (Continued)

Information Technology – 21.2%
Aspen Technology*	205,177	$36,316,329
Bill.com Holdings*	147,167	11,303,897
Dolby Laboratories – Class A	303,946	25,437,241
Elastic*	521,068	29,831,143
Lattice Semiconductor*	288,273	22,975,358
Okta*	301,007	20,628,010
Wix.com*	496,514	43,310,916
		189,802,894
Materials – 5.9%
FMC	423,997	52,397,549
TOTAL COMMON STOCKS
(Cost $895,061,607)		877,818,345

SHORT-TERM INVESTMENT – 2.8%

Money Market Deposit Account – 2.8%
U.S. Bank N.A., 2.96% ^
Total Money Market Deposit Account	25,324,782	25,324,782
TOTAL SHORT-TERM INVESTMENT
(Cost $25,324,782)		25,324,782
Total Investments – 100.6%
(Cost $920,386,389)		903,143,127
Other Assets and Liabilities, Net – (0.6)%		(4,952,253)
Total Net Assets – 100.0%		$898,190,874

*	Non-income producing security.
#	As of April 30, 2023, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to the Financial Statements.
^
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Jackson Square Funds

Statements of Assets and Liabilities (Unaudited)
April 30, 2023

	Large-Cap	SMID-Cap
	Growth Fund	Growth Fund
ASSETS:
Investment securities:
At cost	$174,407,709	$920,386,389
At value	$201,497,972	$903,143,127
Dividends & interest receivable	330,425	304,270
Receivable for investment securities sold	—	570,372
Receivable for capital shares sold	102,551	384,054
Prepaid expenses	26,179	45,393
Total Assets	201,957,127	904,447,216
LIABILITIES:
Payable for investment securities purchased	—	5,135,415
Payable for capital shares redeemed	229,804	251,232
Payable to investment adviser	71,516	562,861
Payable for fund administration & accounting fees	38,173	126,543
Payable for compliance fees	2,928	6,556
Payable for transfer agent fees & expenses	63,071	39,708
Payable for custody fees	3,525	12,503
Accrued distribution and/or shareholder service fees	70,500	90,432
Payable for audit fees	9,529	10,169
Accrued expenses	26,418	20,923
Total Liabilities	515,464	6,256,342
NET ASSETS	$201,441,663	$898,190,874
NET ASSETS CONSIST OF:
Paid-in capital	209,275,941	1,385,259,487
Total accumulated losses	(7,834,278)	(487,068,613)
Total net assets	$201,441,663	$898,190,874
IS Class Shares:
Net Assets	$32,340,196	$533,483,225
Shares issued and outstanding(1)	2,023,677	31,465,555
Net asset value, offering price, and redemption price per share	$15.98	$16.95
Institutional Class Shares:
Net Assets	$96,027,430	$327,481,473
Shares issued and outstanding(1)	6,108,618	19,386,033
Net asset value, offering price, and redemption price per share	$15.72	$16.89
Investor Class Shares:
Net Assets	$73,074,037	$37,226,176
Shares issued and outstanding(1)	5,837,464	2,251,900
Net asset value, offering price, and redemption price per share	$12.52	$16.53

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Jackson Square Funds

Statements of Operations (Unaudited)
For the Six Months Ended April 30, 2023

	Large-Cap	SMID-Cap
	Growth Fund	Growth Fund
INVESTMENT INCOME:
Dividend income	$791,906	$2,806,045
Less: foreign taxes withheld	(5,322)	(17,172)
Interest income	39,084	303,100
Total investment income	825,668	3,091,973

EXPENSES:
Investment advisory fees (See Note 4)	564,489	3,470,557
Fund administration & accounting fees (See Note 4)	76,616	253,689
Transfer agent fees & expenses (See Note 4)	66,150	100,189
Federal & state registration fees	27,445	30,686
Postage & printing fees	15,708	15,344
Audit fees	10,061	9,145
Custody fees (See Note 4)	9,940	30,634
Trustee fees	8,825	9,092
Compliance fees (See Note 4)	5,326	7,664
Other expenses	4,887	7,418
Legal fees	4,430	5,712
Insurance fees	3,636	4,700
Distribution and/or shareholder service fees (See Note 5)
Institutional Class	13,089	151,259
Investor Class	91,275	69,586
Total expenses before interest expense and reimbursement/waiver/recoupment	901,877	4,165,675
Interest expense (See Note 9)	68	—
Total expenses before reimbursement/waiver/recoupment	901,945	4,165,675
Plus: adviser recoupment (See Note 4)	—	22,916
Less: reimbursement/waiver from adviser (See Note 4)	(140,653)	—
Total net expenses	761,292	4,188,591
NET INVESTMENT INCOME (LOSS)	64,376	(1,096,618)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND TRANSLATIONS OF FOREIGN CURRENCY
Net realized loss on investments, including foreign currency gain (loss)	(32,296,157)	(239,816,668)
Net change in unrealized appreciation/depreciation of investments
and translations of foreign currency	64,143,442	300,586,198
Net realized and unrealized gain on investments	31,847,285	60,769,530

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,911,661	$59,672,912

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2023	Year Ended
	(Unaudited)	October 31, 2022
OPERATIONS:
Net investment income (loss)	$64,376	$(3,177,543)
Net realized gain (loss) on investments, including foreign currency gain (loss)	(32,296,157)	448,891,006
Net change in unrealized appreciation/depreciation on
investments and translations of foreign currency	64,143,442	(931,234,611)
Net increase (decrease) in net assets resulting from operations	31,911,661	(485,521,148)

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	363,126	96,337,923
Proceeds from reinvestment of distributions	—	226,234,969
Payments for shares redeemed	(14,586,058)	(80,198,416)
Payment for redemption in-kind(1)	—	(650,546,364)
Decrease in net assets resulting from IS Class transactions	(14,222,932)	(408,171,888)
Institutional Class:
Proceeds from shares sold	5,620,928	35,836,230
Proceeds from reinvestment of distributions	—	121,353,186
Payments for shares redeemed	(29,696,516)	(1,066,863,744)
Decrease in net assets resulting from Institutional Class transactions	(24,075,588)	(909,674,328)
Investor Class:
Proceeds from shares sold	911,646	2,160,777
Proceeds from reinvestment of distributions	—	43,714,844
Payments for shares redeemed	(10,131,129)	(36,354,620)
Increase (decrease) in net assets resulting from Investor Class transactions	(9,219,483)	9,521,001
Net decrease in net assets resulting from capital share transactions	(47,518,003)	(1,308,325,215)

DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	—	(226,388,707)
Institutional Class	—	(122,858,298)
Investor Class	—	(47,708,539)
Total distributions to shareholders	—	(396,955,544)
TOTAL DECREASE IN NET ASSETS	(15,606,342)	(2,190,801,907)

NET ASSETS:
Beginning of period	217,048,005	2,407,849,912
End of period	$201,441,663	$217,048,005

(1)	A redemption in-kind occurred on April 25, 2022 for the IS Class, which consisted of $631,793,017 in securities and $18,753,347 in cash.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2023	Year Ended
	(Unaudited)	October 31, 2022
OPERATIONS:
Net investment loss	$(1,096,618)	$(6,553,314)
Net realized loss on investments, including foreign currency gain (loss)	(239,816,668)	(220,803,949)
Net change in unrealized appreciation/depreciation on
investments and translations of foreign currency	300,586,198	(765,969,373)
Net increase (decrease) in net assets resulting from operations	59,672,912	(993,326,636)

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	18,501,570	186,086,454
Proceeds from reinvestment of distributions	—	147,698,829
Payments for shares redeemed	(75,077,472)	(144,072,426)
Increase (decrease) in net assets resulting from IS Class transactions	(56,575,902)	189,712,857
Institutional Class:
Proceeds from shares sold	39,025,993	253,353,654
Proceeds from reinvestment of distributions	—	139,315,673
Payments for shares redeemed	(51,752,939)	(517,174,844)
Decrease in net assets resulting from Institutional Class transactions	(12,726,946)	(124,505,517)
Investor Class:
Proceeds from shares sold	1,675,241	8,480,345
Proceeds from reinvestment of distributions	—	16,161,227
Payments for shares redeemed	(6,138,062)	(31,219,296)
Decrease in net assets resulting from Investor Class transactions	(4,462,821)	(6,577,724)
Net increase (decrease) in net assets resulting from capital share transactions	(73,765,669)	58,629,616

DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	—	(154,578,237)
Institutional Class	—	(145,233,908)
Investor Class	—	(16,179,692)
Total distributions to shareholders	—	(315,991,837)
TOTAL DECREASE IN NET ASSETS	(14,092,757)	(1,250,688,857)

NET ASSETS:
Beginning of period	912,283,631	2,162,972,488
End of period	$898,190,874	$912,283,631

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class(1)
	Six Months Ended	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	April 30, 2023	October 31,		October 31,		October 31,		October 31,		October 31,
	(Unaudited)	2022		2021		2020		2019		2018
Per Share Data

Net asset value, beginning of period	$13.70	$31.69		$28.72		$24.91		$26.72		$28.50

Investment operations:
Net investment income (loss)(2)	0.01	(0.07)		(0.10)		0.01		0.05		0.05
Net realized and unrealized
gain (loss) on investments	2.27	(10.23)		9.16		6.25		2.59		1.38
Total from investment operations	2.28	(10.30)		9.06		6.26		2.64		1.43

Less distributions from:
Net investment income	—	—		—		—		—		(0.04)
Net realized gains	—	(7.69)		(6.09)		(2.45)		(4.45)		(3.17)
Total distributions	—	(7.69)		(6.09)		(2.45)		(4.45)		(3.21)
Net asset value, end of period	$15.98	$13.70		$31.69		$28.72		$24.91		$26.72

Total Return(3)	16.64%	-41.26%		33.81	%(4)	27.39	%(4)	14.60	%(4)	5.36%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$32,340	$40,436		$945,973		$4,539		$3,408		$2,376

Ratio of expenses to average net assets:
Before expense reimbursement/
waiver/recoupment(5)	0.78%	0.63%		0.61%		0.65%		0.67%		0.65%
After expense reimbursement/
waiver/recoupment(5)	0.64%	0.63%		0.61	%(6)	0.62%		0.63%		0.65%

Ratio of net investment income (loss)
to average net assets:
After expense reimbursement/
waiver/recoupment(5)	0.16%	(0.31)%		(0.17)%		0.02%		0.16%		0.16%

Portfolio Turnover(3)(7)	21%	35	%(8)	28%		54%		35%		39%

(1)	Prior to April 16, 2021, the IS Class was known as Class R6. See Note 1 in Notes to Financial Statements.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(5)	Annualized for periods less than one year.
(6)	Prior to April 16, 2021, the annual expense limitation was 0.62% of the average daily net assets of the Fund. Thereafter, it was 0.64%.
(7)	Portfolio turnover disclosed is for the Fund as a whole.
(8)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class
	Six Months Ended	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	April 30, 2023	October 31,		October 31,		October 31,		October 31,		October 31,
	(Unaudited)	2022		2021		2020		2019		2018
Per Share Data

Net asset value, beginning of period	$13.48	$31.32		$28.49		$24.78		$26.66		$28.46

Investment operations:
Net investment income (loss)(1)	0.01	(0.08)		(0.16)		(0.04)		(0.01)		(0.01)
Net realized and unrealized
gain (loss) on investments	2.23	(10.07)		9.08		6.20		2.58		1.39
Total from investment operations	2.24	(10.15)		8.92		6.16		2.57		1.38

Less distributions from:
Net investment income	—	—		—		—		—		(0.01)
Net realized gains	—	(7.69)		(6.09)		(2.45)		(4.45)		(3.17)
Total distributions	—	(7.69)		(6.09)		(2.45)		(4.45)		(3.18)
Net asset value, end of period	$15.72	$13.48		$31.32		$28.49		$24.78		$26.66

Total Return(2)	16.62%	-41.27%		33.56	%(3)	27.10	%(3)	14.33	%(3)	5.15%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$96,028	$105,097		$1,292,470		$2,268,085		$2,231,134		$2,502,062

Ratio of expenses to average net assets:
Before expense reimbursement/
waiver/recoupment(4)	0.80%	0.70%		0.81%		0.89%		0.90%		0.87%
After expense reimbursement/
waiver/recoupment(4)	0.67%	0.70%		0.79	%(5)	0.84%		0.86%		0.87%

Ratio of net investment income (loss)
to average net assets:
After expense reimbursement/
waiver/recoupment(4)	0.14%	(0.39)%		(0.52)%		(0.17)%		(0.07)%		(0.06)%

Portfolio Turnover(6)	21%	35	%(7)	28%		54%		35%		39%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(4)	Annualized for periods less than one year.
(5)
Prior to April 16, 2021, the annual expense limitation was 0.84% of the average daily net assets of the Fund. Thereafter, it was 0.64%, excluding Shareholder Servicing Plan fees. See Note 1 in the Notes to Financial Statements.

(6)	Portfolio turnover disclosed is for the Fund as a whole.
(7)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class(1)
	Six Months Ended	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	April 30, 2023	October 31,		October 31,		October 31,		October 31,		October 31,
	(Unaudited)	2022		2021		2020		2019		2018
Per Share Data

Net asset value, beginning of period	$10.75	$26.71		$25.09		$22.15		$24.41		$26.37

Investment operations:
Net investment loss(2)	(0.01)	(0.09)		(0.19)		(0.10)		(0.06)		(0.08)
Net realized and unrealized
gain (loss) on investments	1.78	(8.18)		7.90		5.49		2.25		1.29
Total from investment operations	1.77	(8.27)		7.71		5.39		2.19		1.21

Less distributions from:
Net investment income	—	—		—		—		—		—
Net realized gains	—	(7.69)		(6.09)		(2.45)		(4.45)		(3.17)
Total distributions	—	(7.69)		(6.09)		(2.45)		(4.45)		(3.17)
Net asset value, end of period	$12.52	$10.75		$26.71		$25.09		$22.15		$24.41

Total Return(3)	16.47%	-41.38%		33.25	%(4)	26.82	%(4)	14.04	%(4)	4.89%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$73,074	$71,515		$169,407		$137,135		$116,986		$122,621

Ratio of expenses to average net assets:
Before expense reimbursement/
waiver/recoupment(5)	1.04%	0.91%		1.04%		1.14%		1.15%		1.12%
After expense reimbursement/
waiver/recoupment(5)	0.90%	0.90%		1.03	%(6)	1.09%		1.11%		1.12%

Ratio of net investment loss
to average net assets:
After expense reimbursement/
waiver/recoupment(5)	(0.10)%	(0.59)%		(0.75)%		(0.42)%		(0.32)%		(0.31)%

Portfolio Turnover(3)(7)	21%	35	%(8)	28%		54%		35%		39%

(1)	Prior to April 16, 2021, the Investor class was known as Class A. See Note 1 in Notes to the Financial Statements.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(5)	Annualized for periods less than one year.
(6)	Prior to April 16, 2021, the annual expense limitation was 0.84% of the average daily net assets of the Fund. Thereafter, it was 0.64%, excluding 12b-1 fees and Shareholder Servicing Plan fees.
(7)	Portfolio turnover disclosed is for the Fund as a whole.
(8)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2023	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.91	$38.53	$30.75	$23.88	$23.83	$21.37

Investment operations:
Net investment income (loss)(1)	(0.02)	(0.09)	(0.26)	(0.08)	0.01 (2)	0.08
Net realized and unrealized
gain (loss) on investments	1.06	(16.44)	9.98	7.99	2.70	2.50
Total from investment operations	1.04	(16.53)	9.72	7.91	2.71	2.58

Less distributions from:
Net investment income	—	—	—	(0.02)	(0.06)	—
Net realized gains	—	(6.09)	(1.94)	(1.02)	(2.60)	(0.12)
Total distributions	—	(6.09)	(1.94)	(1.04)	(2.66)	(0.12)
Net asset value, end of period	$16.95	$15.91	$38.53	$30.75	$23.88	$23.83

Total Return(3)	6.54%	-48.81%	31.80%	34.36%	14.02%	12.13%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$533,483	$552,794	$1,016,051	$650,845	$452,234	$197,538

Ratio of expenses to average net assets:
Before expense
waiver/recoupment(4)	0.85%	0.83%	0.82%	0.85%	0.87%	0.89%
After expense
waiver/recoupment(4)	0.86%	0.82%	0.82%	0.87%	0.87%	0.87%

Ratio of net investment income (loss)
to average net assets:
After expense
waiver/recoupment(4)	(0.19)%	(0.46)%	(0.84)%	(0.30)%	0.04%	0.33%

Portfolio Turnover(3)(5)	27%	78%	56%	49%	35%	47%

(1)	Per share amounts calculated using the average shares method.
(2)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2023	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.86	$38.48	$30.73	$23.89	$23.81	$21.37

Investment operations:
Net investment income (loss)(1)	(0.02)	(0.12)	(0.29)	(0.10)	(0.01)	0.06
Net realized and unrealized
gain (loss) on investments	1.05	(16.41)	9.98	7.98	2.74	2.50
Total from investment operations	1.03	(16.53)	9.69	7.88	2.73	2.56

Less distributions from:
Net investment income	—	—	—	(0.02)	(0.05)	—
Net realized gains	—	(6.09)	(1.94)	(1.02)	(2.60)	(0.12)
Total distributions	—	(6.09)	(1.94)	(1.04)	(2.65)	(0.12)
Net asset value, end of period	$16.89	$15.86	$38.48	$30.73	$23.89	$23.81

Total Return(2)	6.49%	-48.89%	31.71%	34.20%	14.08%	12.04%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$327,482	$320,392	$1,039,786	$725,204	$499,461	$297,023

Ratio of expenses to average net assets:
Before expense
waiver/recoupment(3)	0.95%	0.92%	0.91%	0.93%	0.95%	0.97%
After expense
waiver/recoupment(3)	0.95%	0.91%	0.91%	0.95%	0.95%	0.95%

Ratio of net investment income (loss)
to average net assets:
After expense
waiver/recoupment(3)	(0.28)%	(0.55)%	(0.76)%	(0.39)%	(0.04)%	0.26%

Portfolio Turnover(2)(4)	27%	78%	56%	49%	35%	47%

(1)	Per share amounts calculated using the average shares method.
(2)	Not Annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2023	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.54	$37.93	$30.39	$23.68	$23.67	$21.30

Investment operations:
Net investment loss(1)	(0.04)	(0.17)	(0.38)	(0.17)	(0.07)	— (2)
Net realized and unrealized
gain (loss) on investments	1.03	(16.13)	9.86	7.91	2.70	2.49
Total from investment operations	0.99	(16.30)	9.48	7.74	2.63	2.49

Less distributions from:
Net investment income	—	—	—	(0.01)	(0.02)	—
Net realized gains	—	(6.09)	(1.94)	(1.02)	(2.60)	(0.12)
Total distributions	—	(6.09)	(1.94)	(1.03)	(2.62)	(0.12)
Net asset value, end of period	$16.53	$15.54	$37.93	$30.39	$23.68	$23.67

Total Return(3)	6.37%	-49.01%	31.36%	33.88%	13.69%	11.75%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$37,226	$39,098	$107,135	$78,325	$78,819	$68,451

Ratio of expenses to average net assets:
Before expense
waiver/recoupment(4)	1.20%	1.17%	1.17%	1.20%	1.22%	1.24%
After expense
waiver/recoupment(4)	1.21%	1.17%	1.17%	1.22%	1.22%	1.22%

Ratio of net investment loss
to average net assets:
After expense
waiver/recoupment(4)	(0.54)%	(0.80)%	(1.02)%	(0.65)%	(0.31)%	(0.02)%

Portfolio Turnover(3)(5)	27%	78%	56%	49%	35%	47%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Funds

Notes to the Financial Statements (Unaudited)
April 30, 2023

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Jackson Square Large-Cap Growth Fund (“Large-Cap Growth Fund”), and Jackson Square SMID-Cap Growth Fund (“SMID-Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Large-Cap Growth Fund, and SMID-Cap Growth Fund are each a non-diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. The Funds offer three different share classes – Investor Class, Institutional Class, and IS Class. The Large-Cap Growth Fund currently offers the IS Class shares (previously known as Class R6, prior to April 16, 2021), which commenced operations on May 2, 2016, the Institutional Class shares which commenced operations on February 3, 1994, and the Investor Class shares (previously known as Class A shares before April 16, 2021), which commenced operations on December 3, 1993. Effective April 16, 2021, the Large-Cap Growth Fund ceased offering Class C and Class R shares. The remaining Class C and Class R shares were converted to Investor Class shares at the close of business on April 16, 2021. The SMID-Cap Growth Fund currently offers the IS Class shares, which commenced operations on December 1, 2003, the Institutional Class shares which commenced operations on September 16, 2016, and the Investor Class shares, which commenced operations on September 19, 2016. Each class of shares has identical rights and privileges except with respect to Shareholder Servicing Plan fees, 12b-1 fees, and voting rights on matters affecting a single share class. Institutional Class shares are subject to a maximum 0.10% Shareholder Servicing Plan fee. Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee and a maximum 0.10% Shareholder Servicing Plan fee. The Funds may issue an unlimited number of shares of beneficial interest with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended April 30, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended April 30, 2023, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended April 30, 2023, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended October 31, 2019.

Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder Servicing Plan fees are expensed at an annual rate up to 0.10% of Institutional Class and Investor Class shares and 12b-1 fees are expensed at annual rate of 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific Fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the Funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their NAV per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Jackson Square Partners, LLC (the “Adviser”) as its “Valuation Designee” to perform all the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers, or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following tables are a summary of the inputs used to value each Fund’s securities as of April 30, 2023:

Large-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$200,544,207	$—	$—	$200,544,207
Short-Term Investment	953,765	—	—	953,765
Total Investments in Securities	$201,497,972	$—	$—	$201,497,972

SMID-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$877,818,345	$—	$—	$877,818,345
Short-Term Investment	25,324,782	—	—	25,324,782
Total Investments in Securities	$903,143,127	$—	$—	$903,143,127

Refer to the Schedules of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Large-Cap Growth Fund	0.55% on assets up to $2.5 billion
0.525% on assets between $2.5 billion and $5 billion
0.50% on assets greater than $5 billion
SMID-Cap Growth Fund	0.75%

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund
Large-Cap Growth Fund	0.64%
SMID-Cap Growth Fund	0.87%

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement is indefinite in term, but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser. During the period ended April 30, 2023, the Adviser was able to recoup $22,916 from the SMID-Cap Growth Fund, relating to fees waived in the prior fiscal year. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

	May 2023 –	November 2023 –	November 2024 –	November 2025 –
Fund	October 2023	October 2024	October 2025	April 2026
Large-Cap Growth Fund	$—	$—	$27,417	$140,653
SMID-Cap Growth Fund	—	—	—	—

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Funds for administration and fund accounting, transfer agency, custody and compliance services for the period ended April 30, 2023, are disclosed in the Statements of Operations.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended April 30, 2023, the Investor Class of the Funds incurred expenses pursuant to the Plan as follows:

Fund
Large-Cap Growth Fund	$87,764
SMID-Cap Growth Fund	49,704

The Funds have entered into a Shareholder Servicing Plan agreement (the “Agreement”) with the Adviser, where the Adviser acts as the shareholder agent, under which the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class and Investor Class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the period ended April 30, 2023, the Funds incurred Shareholder Servicing Plan fees as follows:

Fund	Institutional Class	Investor Class
Large-Cap Growth Fund	$ 13,089	$ 3,511
SMID-Cap Growth Fund	151,259	19,882

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Large-Cap Growth Fund
	Period Ended	Year Ended
	April 30, 2023	October 31, 2022
IS Class:
Shares sold	24,417	4,594,166
Shares issued in reinvestment of distributions	—	10,561,857
Shares redeemed	(951,320)	(3,974,538)
Shares redeemed in-kind	—	(38,083,289)
Net decrease	(926,903)	(26,901,804)
Institutional Class:
Shares sold	404,666	1,796,378
Shares issued in reinvestment of distributions	—	5,756,792
Shares redeemed	(2,090,632)	(41,019,288)
Net decrease	(1,685,966)	(33,466,118)
Investor Class:
Shares sold	79,867	156,020
Shares issued in reinvestment of distributions	—	2,595,893
Shares redeemed	(895,311)	(2,441,001)
Net increase (decrease)	(815,444)	310,912
Net decrease in capital shares	(3,428,313)	(60,057,010)

	SMID-Cap Growth Fund
	Period Ended	Year Ended
	April 30, 2023	October 31, 2022
IS Class:
Shares sold	1,097,750	9,374,834
Shares issued in reinvestment of distributions	—	5,810,339
Shares redeemed	(4,368,820)	(6,817,863)
Net increase (decrease)	(3,271,070)	8,367,310
Institutional Class:
Shares sold	2,263,740	12,188,922
Shares issued in reinvestment of distributions	—	5,491,354
Shares redeemed	(3,075,238)	(24,506,324)
Net decrease	(811,498)	(6,826,048)
Investor Class:
Shares sold	102,981	426,809
Shares issued in reinvestment of distributions	—	648,785
Shares redeemed	(366,535)	(1,384,702)
Net decrease	(263,554)	(309,108)
Net increase (decrease) in capital shares	(4,346,122)	1,232,154

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by Fund for the period ended April 30, 2023, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Large-Cap Growth Fund	$—	$—	$42,087,606	$85,474,438
SMID-Cap Growth Fund	—	—	246,415,066	318,363,400

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at October 31, 2022, the Funds’ most recently completed fiscal year-end, were as follows:

	Aggregate Gross	Aggregate Gross	Net Unrealized	Federal Income
Fund	Appreciation	Depreciation	Depreciation	Tax Cost
Large-Cap Growth Fund	$29,021,268	$(66,600,083)	$(37,578,815)	$254,229,604
SMID-Cap Growth Fund	74,487,830	(433,471,197)	(358,983,367)	1,271,236,559

Any differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

At October 31, 2022, the components of distributable earnings on a tax-basis were as follows:

	Undistributed	Undistributed	Other	Net	Total
	Ordinary	Long-Term	Accumulated	Unrealized	Distributable
Fund	Income	Capital Gains	Losses	Depreciation	Earnings
Large-Cap Growth Fund	$—	$—	$(2,167,124)	$(37,578,815)	$(39,745,939)
SMID-Cap Growth Fund	—	—	(187,758,158)	(358,983,367)	(546,741,525)

As of October 31, 2022, the Funds’ most recently completed fiscal year end, the SMID-Cap Growth Fund had a non-expiring short-term capital loss carryforward of $181,751,657. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2022, the Funds did not defer any post-October losses. The Large-Cap Growth Fund deferred, on a tax basis, qualified late year losses of $2,166,644. The SMID-Cap Growth Fund deferred, on a tax basis, qualified late year losses of $4,486,355.

The Funds did not pay a distribution during the period ended April 30, 2023.

The tax character of distributions paid during the year ended October 31, 2022, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
Large-Cap Growth Fund	$3,743,264	$12,597,530	$16,340,794
SMID-Cap Growth Fund	6,175,803	87,775,874	93,951,677

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

9.  LINE OF CREDIT

The Large-Cap Growth Fund and SMID-Cap Growth Fund (collectively, the “Funds”) have established an unsecured line of credit (“LOC”) in the amount of $75,000,000, 15% of a Fund’s gross market value or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed on July 21, 2023. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOC is with the Custodian. Interest is charged at the prime rate which was 8.00% as of April 30, 2023. The interest rate during the period was between 6.25% and 8.00%. The Funds have authorized the Custodian. to charge any of the accounts of the Funds for any missed payments. For the period ended April 30, 2023, the Fund’s LOC activity was as follows:

			Amount		Weighted
			Outstanding		Average		Date of
		Average	as of	Interest	Interest	Maximum	Maximum
Fund	LOC Agent	Borrowings	April 30, 2023	Expense	Rate	Borrowing	Borrowing
Large-Cap
Growth Fund	U.S. Bank N.A.	$1,757	—	$68	7.75%	$318,000	February 13, 2023

10.  SECTOR RISKS

As of April 30, 2023, the Large-Cap Growth Fund had a significant portion of its assets invested in the financial sector. The financials sector may be more sensitive to changes in government regulation, interest rates, domestic and international economics, loan losses, price competition, and industry consolidation.

As of April 30, 2023, the SMID-Cap Growth Fund had a significant portion of its assets invested in the industrials sector. The industrials sector may be more sensitive to changes in supply and demand, government regulations, world events, and economic conditions.

11.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2023, National Financial Services, for the benefit of its customers, owned 30.57% of the SMID-Cap Growth Fund’s outstanding shares. The Large-Cap Growth Fund did not have any ownership greater than 25%.

Jackson Square Funds

Additional Information (Unaudited)
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 23-24, 2023, the Trust’s Board of Trustees (“Board”), each of whom was present virtually via video conference, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement between the Trust and Jackson Square Partners, LLC (“JSP” or the “Adviser”) regarding the Jackson Square Large-Cap Growth Fund and the Jackson Square SMID-Cap Growth Fund (each a “Fund” or collectively, the “Funds”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 5, 2023, the Trustees received and considered information from JSP and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by JSP with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by JSP; (3) the costs of the services provided by JSP and the profits realized by JSP from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to JSP resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for each Fund separately and independently of the other Fund.

Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of JSP, and the Support Materials, the Board concluded that the overall arrangements between the Trust and JSP set forth in the Investment Advisory Agreement, as it relates to each Fund, continue to be fair and reasonable in light of the services that JSP performs, the investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement, as it relates to each Fund, are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that JSP provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to, the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of, and the timing of such transactions; (3) voting all proxies, if any, with respect to the Funds’ portfolio securities; (4) maintaining the required books and records for transactions that JSP effects on behalf of the Funds; (5) selecting broker-dealers to execute orders on behalf of the Funds; and (6) monitoring and maintaining each Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees

Jackson Square Funds

Additional Information (Unaudited) – Continued
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

reviewed JSP’s audited financial statements and concluded that JSP had sufficient resources to support the Funds’ operations, including the portfolio management team’s implementation of each Fund’s principal investment strategies. The Trustees concluded that they were satisfied with the nature, extent and quality of services that JSP provides to each Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of JSP. In assessing the quality of the portfolio management delivered by JSP, the Trustees considered the short-term and long-term performance of each Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and each Fund’s respective composite of separate accounts that JSP manages utilizing a similar investment strategy. When comparing each Fund’s performance against its respective Category and Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the Category and Cohort.

•
Jackson Square Large-Cap Growth Fund. The Trustees noted the Fund had underperformed both the Category and Cohort averages for all periods presented in the materials, including the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2022. The Trustees also noted that the Fund had underperformed its benchmark index over all periods reviewed, including annual periods ended December 31, 2021. The Trustees considered that the Fund had achieved positive total returns over longer term periods and also observed that the Fund’s performance was consistent with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods. The Trustees noted that the Fund’s performance included performance of a predecessor fund that was reorganized into to the Fund.

•
Jackson Square SMID-Cap Growth Fund. The Trustees noted that the Fund had underperformed both the Category and Cohort averages for all periods presented in the materials, including the year-to-date, one-year, three-year and five-year periods ended September 30, 2022. The Trustees also noted that the Fund had outperformed its benchmark index over the five-year and since inception periods ended December 31, 2021, but had underperformed over the other periods reviewed. The Trustees considered that the Fund had achieved positive total returns over longer term periods and also observed that the Fund’s performance was consistent over the long-term with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods. The Trustees noted that the Fund’s performance included performance of a predecessor fund that was reorganized into to the Fund.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that each Fund pays to JSP under the Investment Advisory Agreement, as well as JSP’s profitability from services that it rendered to each Fund during the 12-month period ended September 30, 2022. The Trustees also noted favorably that JSP had agreed to continue the expense limitation agreement under which JSP contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus. The Trustees then considered that the management fee JSP charges to each Fund is generally within the range of fees charged to separately managed accounts with similar investment strategies to the corresponding Fund, in some cases depending on the size of the separately managed account. The Trustees took into account that JSP has additional responsibilities and costs with respect to the Funds as registered mutual funds when compared to JSP’s separately managed accounts. The Trustees considered the reasonableness of JSP’s profits from its service relationship with the Funds.

Jackson Square Funds

Additional Information (Unaudited) – Continued
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by the Funds and those of funds in corresponding Category and Cohort. The Trustees noted:

•
Jackson Square Large-Cap Growth Fund. The Fund’s management fee was below the Category and Cohort averages and the total expenses of each class of the Fund was below the Category and Cohort averages, except that the total expenses the Fund’s Investor Class was above the Cohort average. The Trustees noted the Investor Class has a shareholder servicing fee and a Rule 12b-1 fee, which is not necessarily the case for the funds included in the Category and Cohort.

•
Jackson Square SMID-Cap Growth Fund. The Fund’s management fee was below the Cohort average but above the Category average. The total expenses of the Fund’s IS and Institutional Classes were below the Category and Cohort averages, while the total expenses of the Fund’s Investor Class were above the Category and Cohort averages. The Trustees noted the Investor Class has a shareholder servicing fee and a Rule 12b-1 fee, which is not necessarily the case for the funds included in the Category and Cohort.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that JSP’s advisory fee with respect to each Fund continues to be reasonable.

Economies of Scale. The Trustees considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fee for the Jackson Square Large-Cap Growth Fund does contain breakpoints while the investment advisory fee for the Jackson Square SMID-Cap Growth Fund does not contain breakpoints. The Trustees took into account the fact that JSP had agreed to consider breakpoints in the future for the Jackson Square SMID-Cap Growth Fund, but had noted concerns about potential capacity constraints associated with the Jackson Square SMID-Cap Growth Fund. The Trustees agreed to revisit the issue in the future as circumstances change and asset levels increase.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The Trustees considered that JSP realizes a soft dollar benefit with respect to portfolio transactions of the Funds. The Trustees noted that JSP does not use affiliated brokers to execute the portfolio transactions of the Funds. The Trustees considered that JSP may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that JSP does not receive any additional material benefits from its relationship with the Funds.

Jackson Square Funds

Additional Information (Unaudited) – Continued
April 30, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at https://www.sec.gov/ and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-844-577-3863.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-577-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-844-577-3863, or (2) on the SEC’s website at https://www.sec.gov/.

Jackson Square Funds

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Jackson Square Partners, LLC
One Letterman Drive
Building A, Suite A3-200
San Francisco, California 94129

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Administrator, Fund Accountant
And Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-844-577-3863.

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not Applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    July 6, 2023

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    July 6, 2023